Property and Equipment	6 Months Ended
Sep. 30, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 10 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

Description	ROU-office premises	Building	Plant and equipment	Furniture and fittings	Vehicles	Office equipment’s	Computer equipment’s	In (US$) Total
Gross carrying value
As at 31 March, 2023	486,531	32,006	9,676,353	11,802	41,996	796	31,056	10,280,540
Additions	27,323	-	1,533,385	4,647	560	-	42	1,565,957
Acquisition through business combination (refer to Note 20)
As at 30 September, 2023	513,854	32,006	11,209,738	16,449	42,556	796	31,098	11,846,497
Additions	-	-	201,901	132	(560)	-	300	201,773
As at 31 March, 2024	513,854	32,006	11,411,639	16,581	41,996	796	31,398	12,048,270
Additions	723,650	-	804,171	(695)	1,090	60,812	77	1,589,105
Derecognised on Disposals	(462,993)	-	-	-	-	-	-	(462,993)
As at 30 September, 2024	774,511	32,006	12,215,810	15,886	43,086	61,608	31,475	13,174,382

Accumulated depreciation and impairment loss
As at 31 March, 2023	50,845	462	616,304	421	7,307	61	4,613	680,013
Charge for the year	54,377	226	384,507	702	2,629	223	3,183	445,847
As at 30 September, 2023	105,222	688	1,000,811	1,123	9,936	284	7,796	1,125,860
Charge for the year	54,621	224	402,641	785	2,538	(65)	4,080	464,824
As at 31 March, 2024	159,843	912	1,403,452	1,908	12,474	219	11,876	1,590,684
Charge for the year	62,185	222	542,881	689	2,606	78	3,921	612,581
Derecognised on Disposals	(149,114)	-	-	-	-	-	-	(149,114)
As at 30 September, 2024	72,912	1,134	1,946,331	2,596	15,081	297	15,797	2,054,148

Net block as at 31 March, 2023	435,686	31,544	9,060,049	11,381	34,689	735	26,443	9,600,527
Net block as at 30 Sept 2023	408,632	31,318	10,208,927	15,326	32,620	512	23,302	10,720,637
Net block as at 31 March, 2024	354,011	31,094	10,008,187	14,673	29,522	577	19,522	10,457,586
Net block as at 30 Sept 2024	701,598	30,872	10,269,477	13,289	28,006	61,310	15,678	11,120,231